MML SERIES INVESTMENT FUND II
Supplement dated May 30, 2013 to the
Prospectus dated May 1, 2013 and the
MML Managed Bond Fund Summary Prospectus dated May 1, 2013

          This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectuses and any previous supplements.

          The following information replaces the fifth paragraph under Principal Investment Strategies for the MML Managed Bond Fund (page 25 in the Prospectus):

The Fund may also invest in money market securities, including commercial paper. The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into dollar roll or reverse repurchase agreement transactions.

          The following risk factor replaces the Reverse Repurchase Agreement Transaction Risk under Principal Risks for the MML Managed Bond Fund ( page 26 in the Prospectus):

          Dollar Roll and Reverse Repurchase Agreement Transaction Risk These transactions may create leverage and subject the Fund to the credit risk of the counterparty.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE